LONG-TERM DEBT	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
LONG-TERM DEBT

11.    LONG-TERM DEBT

The following table presents GFL’s long-term debt for the periods indicated:

	December 31, 2022	December 31, 2021
Revolving credit facility	$771.8	$—
Term Loan A Facility	500.0	500.0
Term Loan B Facility	1,742.7	1,647.9
Notes(1)
4.250% USD senior secured notes (“4.250% 2025 Secured Notes”)(2)	677.2	633.9
3.750% USD senior secured notes (“3.750% 2025 Secured Notes”)(3)	1,015.8	950.9
5.125% USD senior secured notes (“5.125% 2026 Secured Notes”)(4)	677.2	633.9
3.500% USD senior secured notes (“3.500% 2028 Secured Notes”)(5)	1,015.8	950.9
4.000% USD senior notes (“4.000% 2028 Notes”)(6)	1,015.8	950.9
4.750% USD senior notes (“4.750% 2029 Notes”)(7)	1,015.8	950.9
4.375% USD senior notes (“4.375% 2029 Notes”)(8)	744.9	697.2
Other	75.0	4.6
Subtotal	9,252.0	7,921.1
Discount	(5.5)	(4.6)
Derivative liability	79.9	154.7
Deferred finance costs	(59.6)	(69.4)
Total long-term debt	9,266.8	8,001.8
Less: Current portion of long-term debt	17.9	17.2
Non-current portion of long-term debt	$9,248.9	$7,984.6

Total long-term debt	9,266.8	8,001.8
Less: Derivative asset(9)	(58.3)	(22.8)
Total long-term debt, net of derivative asset	$9,208.5	$7,979.0

(1)	Refer to Note 21 for additional information on the hedging arrangements related to the Notes.
(2)	The 4.250% 2025 Secured Notes bear interest semi-annually which commenced on December 1, 2020 with the principal maturing on June 1, 2025.
(3)	The 3.750% 2025 Secured Notes bear interest semi-annually which commenced on February 1, 2021 with the principal maturing on August 1, 2025.
(4)	The 5.125% 2026 Secured Notes bear interest semi-annually which commenced on December 15, 2019 with principal maturing on December 15, 2026.
(5)	The 3.500% 2028 Secured Notes bear interest semi-annually which commenced on September 1, 2021 with principal maturing on September 1, 2028.
(6)

The 4.000% 2028 Notes are comprised of US$500.0 million of initial notes and US$250.0 million of additional notes. The initial notes and additional notes bear interest semi-annually which commenced on February 1, 2021 and February 1, 2022, respectively. The total principal matures on August 1, 2028.

(7)	The 4.750% 2029 Notes bear interest semi-annually which commenced on December 15, 2021 with principal maturing on June 15, 2029.
(8)	The 4.375% 2029 Notes bear interest semi-annually which commenced on February 15, 2022 with principal maturing on August 15, 2029.
(9)	Includes reclassification of derivative asset from Long-term debt to Other long-term assets, refer to Note 2.

Revolving credit facility and term loan facility

Under the amended and restated revolving credit agreement dated as of September 27, 2021 (as amended, the “Revolving Credit Agreement”), GFL has access to (a) a $1,205.0 million revolving credit facility (available in Canadian and US dollars) and an aggregate US$75.0 million in revolving credit facilities (available in US dollars) (collectively, the “Revolving Credit Facility”) and (b) a term loan of $500.0 million (the “Term Loan A Facility”). The Term Loan A Facility matures on September 27, 2026. The Revolving Credit Facility and Term Loan A Facility accrue interest at a rate of SOFR/Bankers Acceptance plus 1.500% to 2.250% or Canadian/US prime plus 0.500% to 1.250%. The Revolving Credit Facility and Term Loan A Facility are secured by mortgages on certain properties, a general security agreement over all of the assets of GFL and certain material subsidiaries and a pledge of the shares of such subsidiaries.

The Revolving Credit Agreement contains a Total Net Funded Debt to Adjusted EBITDA and an Interest Coverage Ratio (each as defined in the Revolving Credit Agreement) financial maintenance covenant.

The Total Net Funded Debt to Adjusted EBITDA ratio to be maintained is equal to or less than 6.00 to 1.00 for a period of four complete fiscal quarters following completion of a Material Acquisition and at all other times, equal to or less than 5.75 to 1.00. The Interest Coverage Ratio must be equal to or greater than 3.00 to 1.00. As at December 31, 2022 and December 31, 2021, GFL was in compliance with these covenants.

GFL has a term loan B facility which matures on May 31, 2025 and bears interest at a rate of LIBOR (with a floor rate at 0.500%) plus 3.000% or US prime plus 2.000% (the “Term Loan B Facility”). The Term Loan B Facility is secured by mortgages on certain properties, a general security agreement over all the assets of GFL and certain material subsidiaries and a pledge of the shares of such subsidiaries.

Other

In 2022, we acquired a 51.0% controlling interest in an entity that had promissory notes with an aggregate principal amount of US$48.9 million. The promissory notes mature on June 14, 2027 and bear interest at a rate of 3.000% per annum, payable quarterly, which interest rate increases by 100 basis points commencing on June 15, 2023 and each subsequent anniversary date thereof until maturity. Upon default, the promissory notes are the obligation of the subsidiary.

Changes in long-term debt arising from financing activities

The following table presents GFL’s opening balances of long-term debt reconciled to closing balances:

	December 31, 2022	December 31, 2021
Balance, December 31, 2021	$8,001.8	$6,166.1
Cash flows
Issuance of long-term debt	1,656.4	3,816.0
Repayment of long-term debt	(904.5)	(2,010.8)
Payment of financing costs	(2.7)	(30.6)
Long-term debt associated with acquired subsidiary	73.3	—
Non-cash changes
Accrued interest and other non-cash changes	16.0	19.1
Revaluation of foreign exchange	504.3	5.8
Fair value movements on cash flow hedges	(77.8)	36.2
Balance, December 31, 2022	$9,266.8	$8,001.8

Commitments related to long-term debt

The following table presents GFL’s principal future payments on long-term debt in each of the next five years as follows:

2023	$17.9
2024	17.8
2025	3,400.1
2026	1,949.0
2027	74.8
Thereafter	3,792.4
$9,252.0